Equity (Details)		12 Months Ended
	Mar. 15, 2018	Mar. 31, 2019 USD ($) $ / shares shares	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Sep. 28, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	May 10, 2018	Mar. 31, 2018 USD ($) $ / shares shares	Apr. 25, 2017	Jul. 23, 2012 $ / shares shares
Equity (Textual)
Common stock, par value | $ / shares		$ 0.01							$ 0.01
Common stock, shares authorized | shares		30,000,000							30,000,000
Common stock, shares issued | shares		3,200,000							3,200,000
Common stock. shares outstanding | shares		3,200,000							3,200,000
Percentage of statutory reserve after tax		10.00%
Percentage of reserve out of registered capital		50.00%
Statutory reserve | $		$ 222,180							$ 217,001
Stock split description	The Board of Directors adopted a consent resolution to effectuate a forward stock split to sub-divide the original 50,000 issued ordinary shares of a nominal or par value of US$1 in the capital of the Company into 5,000,000 ordinary shares of a nominal or par value of US$0.01. Following such stock split, the Board of Directors on Mach 16, 2018, approved an increase of the authorized ordinary shares to 30,000,000 shares. On March 20, 2018, the Board of Directors adopted another consent resolution to decrease the issued and outstanding ordinary shares to 3,200,000, by way of share surrender by then existing shareholders on a pro rata basis and related cancelation. All the existing shareholders and directors of the Company consider the stock split of original 50,000 ordinary shares on March 15, 2018 and the subsequent reorganization of shares by way of share surrender on March 20, 2018 as part of the company’s recapitalization to result in 3,200,000 ordinary shares issued and outstanding prior to completion of its initial public offering.
Ownership percentage		6.00%								49.00%
Capital contribution | $						$ 10,976
Increase in subscription capital | $			$ 54,192
Ordinar yShares [Member]
Equity (Textual)
Common stock, par value | $ / shares											$ 1.00
Common stock, shares authorized | shares											50,000
Maximum [Member]
Equity (Textual)
Ownership percentage		50.00%
Minimum [Member]
Equity (Textual)
Ownership percentage		20.00%
Individual Shareholders Three [Member]
Equity (Textual)
Ownership percentage								35.00%
Distance Learning [Member]
Equity (Textual)
Ownership percentage								65.00%
RMB [Member]
Equity (Textual)
Capital contribution | ¥							¥ 75,000
Increase in subscription capital | ¥				¥ 375,000
RMB [Member] | Maximum [Member]
Equity (Textual)
Increase in subscription capital | ¥					¥ 6,250,000
RMB [Member] | Minimum [Member]
Equity (Textual)
Increase in subscription capital | ¥					¥ 5,000,000